TAXES ON INCOME (Profit Before Income Tax Expense Included In The Statement Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income before income tax expense	$ 7,717	$ 3,858	$ 1,502
Current tax expense:	41	35	57
Deferred taxes (income) expenses	1,323	629	(3,594)
Income tax (benefit) expense, net	1,364	664	(3,537)
Israel [Member]
Income before income tax expense	7,557	3,682	1,330
Current tax expense:	0	0	0
Deferred taxes (income) expenses	1,323	629	(3,594)
Foreign Jurisdictions [Member]
Income before income tax expense	160	176	172
Current tax expense:	$ 41	$ 35	$ 57